Consolidated Statements of Stockholders' Equity (USD $) In Millions	Total	Common Stock [Member]	Common Stock Reserved for Issuance Related to the Settlement Agreement [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Stock in Treasury [Member]	Accumulated Other Comprehensive Loss, Net of Taxes [Member]	Total Parent Company Stockholders' Equity [Member]	Non-Controlling Interests [Member]
Beginning Balance at Dec. 31, 2010	$ 2,401.6	$ 17.0	$ 1.8	$ 1,152.7	$ 1,706.1	$ (362.7)	$ (110.3)	$ 2,404.6	$ (3.0)
Effect of contingent stock transactions, net of taxes	14.6	0.1		27.4		(12.9)		14.6
Stock issued for share-based incentive compensation	0.7			0.7				0.7
Shares issued in connection with Diversey acquisition	512.9	3.2		509.7				512.9
Recognition of deferred pension items, net of taxes	4.7						4.7	4.7
Foreign currency translation, net of taxes	(38.1)						(38.1)	(38.1)
Unrealized gain (loss) on derivative instruments, net of taxes	(1.4)						(1.4)	(1.4)
Noncontrolling interests	(3.0)			(0.9)				(0.9)	(2.1)
Net earnings (loss)	149.1				149.1			149.1
Dividends on common stock	(88.7)				(88.7)			(88.7)
Ending Balance at Dec. 31, 2011	2,952.4	20.3	1.8	1,689.6	1,766.5	(375.6)	(145.1)	2,957.5	(5.1)
Effect of contingent stock transactions, net of taxes	6.5	0.1		17.0		(10.6)		6.5
Stock issued for share-based incentive compensation	19.6	0.1		(13.3)		32.8		19.6
Recognition of deferred pension items, net of taxes	(99.1)						(99.1)	(99.1)
Foreign currency translation, net of taxes	79.9						79.9	79.9
Unrealized gain (loss) on derivative instruments, net of taxes	(0.6)						(0.6)	(0.6)
Noncontrolling interests	(2.7)			(8.3)				(8.3)	5.6
Net earnings (loss)	(1,410.3)				(1,410.3)			(1,410.3)
Dividends on common stock	(101.4)				(101.4)			(101.4)
Ending Balance at Dec. 31, 2012	1,444.3	20.5	1.8	1,685.0	254.8	(353.4)	(164.9)	1,443.8	0.5
Effect of contingent stock transactions, net of taxes	22.3	0.1		22.2				22.3
Stock issued for share-based incentive compensation	15.0			(10.8)		25.8		15.0
Recognition of deferred pension items, net of taxes	(3.9)						(3.9)	(3.9)
Foreign currency translation, net of taxes	(110.3)						(110.3)	(110.3)
Unrealized gain (loss) on derivative instruments, net of taxes	1.7						1.7	1.7
Noncontrolling interests	(0.2)			(1.1)				(1.1)	0.9
Net earnings (loss)	124.2				124.2			124.2
Dividends on common stock	(102.6)				(102.6)			(102.6)
Ending Balance at Dec. 31, 2013	$ 1,390.5	$ 20.6	$ 1.8	$ 1,695.3	$ 276.4	$ (327.6)	$ (277.4)	$ 1,389.1	$ 1.4